Form 13F NON-PUBLIC

13FCON P 3/22/05

RECEIVED
NOV 15 2004
OFFICE OF THE SECRETARY

Form UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment ( ); Amendment Number: _____
This Amendment (Check only one.): ( ) is a restatement
( ) adds new holdings entries

Institutional Investment Manager Filing this Report:

CONFIDENTIAL TREATMENT EXPIRED

Name: CREDIT SUISSE FIRST BOSTON, INC.
Address: 11 MADISON AVENUE
NEW YORK, NY 10010

Form 13F File Number: 28-2205

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schdeules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

NAME: MICHAEL LUDWIG
TITLE: VICE PRESIDENT
PHONE: 212-538-38662

PROCESSED
JUN 01 2005
THOMSON FINANCIAL

04053736

Signature, Place, and Date of Signing:

MICHAEL LUDWIG (Signature) New York, New York (City, State) November 12, 2004 (Date)

Report Type (Check only one.):

(X) 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

( ) 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

( ) 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

	Form 13F File Number	Name
1.	28-	
2.	28-2205	CREDIT SUISSE FIRST BOSTON MANAGEMENT CORPORATION*
3.	28-2205	CREDIT SUISSE FIRST BOSTON LLC**

4. Form 13F File Number 28- Name

* CREDIT SUISSE FIRST BOSTON MANAGEMENT CORPORATION is a wholly-owned subsidiary of CREDIT SUISSE FIRST BOSTON, INC.
** CREDIT SUISSE FIRST BOSTON LLC is also a wholly-owned subsidiary of CREDIT SUISSE FIRST BOSTON, INC.

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	2
Form 13F Information Table Entry Total:	5824
Form 13F Information Table Value Total:	$ 37,470,228 (thousands)

Information requested to be treated confidentially has been filed separately.

List of Other Included Managers:

Provided a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

	Form 13F File Number	Name
1.	28-	
2.	28-2205	CREDIT SUISSE FIRST BOSTON MANAGEMENT CORPORATION*
3.	28-2205	CREDIT SUISSE FIRST BOSTON LLC**

4. Form 13F File Number 28- Name

* CREDIT SUISSE FIRST BOSTON MANAGEMENT CORPORATION is a wholly-owned subsidiary of CREDIT SUISSE FIRST BOSTON, INC.
** CREDIT SUISSE FIRST BOSTON LLC is also a wholly-owned subsidiary of CREDIT SUISSE FIRST BOSTON, INC.

Name of Reporting Manager CREDIT SUISSE FIRST BOSTON, INC

No.	Item 1: Name of Issuer	Item 2: Title of Class	Item: 3 CUSIP Number	Item 4: Fair Market Value	Item 5: Shares or Principal Amount	Item 6: Investment Discretion			Item 7: Managers see Instr. V	Item 8: Voting Authority		
						(a) sole	(b) Shared as defined in Instr. V	(c) Shared - other		(a) sole	(b) Shared	(c) none
1	BANKNORTH GROUP, INC.	COM	06646R107	$46,025,000	1,315,000		X		3	X		
2	COX COMMUNICATIONS, INC.	COM	224044107	$129,207,000	3,900,000		X		3	X		
	AGGREGATE TOTAL			$175,232,000								

We request confidentiality for the above referenced securities until the date specified below:

Position numbered 1: February 15, 2005
Position numbered 2: December 15, 2004